Significant Accounting Policies - Additional Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of changes in accounting estimates [line items]
Lease assets	$ 13,619	$ 17,998
Reduction of onerous contracts	0		$ (1,986)
Present value of net lease payments	$ 13,883
Maximum percentage of issuable awards to outstanding common stock	3.80%
Fixed multiplier for share awards	100.00%
In Accordance with IFRS 16
Disclosure of changes in accounting estimates [line items]
Lease assets		18,000
Present value of net lease payments		$ 18,000
Weighted average incremental borrowing rate		3.90%
In Accordance with IFRS 16 | Scenario, Adjustment
Disclosure of changes in accounting estimates [line items]
Reduction of onerous contracts		$ 2,000